Summary of Accounting Policies (Policies)	6 Months Ended
Jun. 30, 2023
Disclosure Of Initial Application Of Standards Or Interpretations [Abstract]
Basis of Presentation

1.2 Basis of Presentation

The unaudited interim condensed consolidated financial statements have been prepared in accordance with International Accounting Standard (“IAS”) 34 Interim Financial Reporting issued by the International Accounting Standards Board (“IASB”). Accordingly, they do not include all of the information and footnotes required by IFRS for complete financial statements. Certain information and note disclosures normally included in the annual financial statements prepared in accordance with IFRS have been condensed or omitted.

The unaudited interim condensed consolidated financial statements include adjustments of a normal recurring nature, as necessary, for the fair statement of the Company’s financial position as of June 30, 2023, and results of operations and cash flows for the six months ended June 30, 2022 and 2023. The consolidated balance sheet as of December 31, 2022 has been derived from the audited financial statements at that date but does not include all the information and footnotes required by IFRS. The unaudited interim condensed consolidated financial statements and related disclosures have been prepared with the presumption that users of the unaudited interim condensed consolidated financial statements have read or have access to the audited consolidated financial statements for the preceding fiscal years. Accordingly, these financial statements should be read in conjunction with audited consolidated financial statements and related footnotes for the years ended December 31, 2021, and 2022 included in the Company’s Annual Report on Form 20-F for the year ended December 31, 2022. The accounting policies, other than the adoption of new or amended standards as described in Note 2, applied are consistent with those of the audited consolidated financial statements for the preceding fiscal year. Results for the six months ended June 30, 2023 are not necessarily indicative of the results expected for the full fiscal year or for any future period.

1.
General Information and Basis of Presentation (continued)

Liquidity

Since inception, the Group has incurred accumulated losses of RMB 3.4 billion (USD 468.8 million). For the six months ended June 30, 2023, the Group had net operating loss of RMB 223.3 million (USD 30.9 million) and net operating cash outflow of RMB 215.5 million (USD 29.8 million). The principal sources of funding have historically been cash contributions from equity holders. The cumulative contributions up through June 30, 2023 have been approximately RMB 2,835 million, which included approximately RMB 1,431.8 million (USD 219.9 million based on the exchange rate as of the date of the IPO) of proceeds from issuance of ordinary shares in connection with the IPO. As of June 30, 2023, the Group had net assets of RMB 929.7 million (USD 128.7 million), including cash, cash equivalents, and short-term investments of RMB 950.7 million (USD 131.6 million). Taking this into consideration, the Group believes it will have sufficient available financial resources to meet its obligations and working capital requirements for at least the next twelve months from the date of issuance of these interim condensed consolidated financial statements. Accordingly, the Group considers that it is appropriate to prepare the consolidated financial information on a going concern basis.

Convenience Translation

Convenience Translation

Translations of the unaudited interim condensed consolidated balance sheet, the unaudited interim condensed consolidated statement of loss, unaudited interim condensed consolidated statement of comprehensive loss and unaudited interim condensed consolidated statement of cash flows from RMB into USD as of and for the six months ended June 30, 2023 are solely for the convenience of the readers and calculated at the rate of USD 1.00 = RMB 7.2258, representing the exchange rate as of June 30, 2023 set forth in the China Foreign Exchange Trade System. No representation is made that the RMB amounts could have been, or could be, converted, realized or settled into USD at that rate, or at any other rate as of that or any other date.